Loans And Fair Value Measurement (Details) ₪ / shares in Units, $ / shares in Units, ₪ in Thousands				1 Months Ended			12 Months Ended
	Oct. 24, 2025 $ / shares	Apr. 22, 2025 USD ($)	Apr. 22, 2025 ILS (₪)	Oct. 31, 2025 USD ($) shares	Apr. 30, 2025 USD ($) $ / shares shares	Oct. 31, 2023 USD ($)	Dec. 31, 2025 USD ($) $ / shares shares	Dec. 31, 2024 USD ($) shares	Dec. 31, 2023 USD ($)	Dec. 31, 2025 ILS (₪) shares	Oct. 31, 2025 ₪ / shares	Oct. 30, 2025 shares	Oct. 27, 2025 USD ($)	Oct. 24, 2025 ₪ / shares	Aug. 31, 2025 USD ($) shares	Dec. 31, 2024 ILS (₪) shares
Loans And Fair Value Measurement [Line Items]
Conversion rate of shares							125.00%
Percentage of conversion price							110.00%			110.00%
Exercise period of warrant							42 months
Carrying amount of host debt								$ 1,512,000
Fair value of conversion and warrants								$ 5,061,000
Ordinary shares issued (in Shares) | shares							4,797,505	2,960,745		4,797,505						2,960,745
Warrants shares (in Shares) | shares												1,060,574
Derivative liability							$ 0
Closing price (in New Shekels per share) | ₪ / shares											₪ 28.34
Risk-free interest rate							4.10%			4.10%
Variance amount (in Dollars per share) | $ / shares							$ 1.02
Capital reserve transactions		$ 47,000
Loan amount (in New Shekels) | ₪										₪ 3,410
Converted shares (in Shares) | shares							103,728
Additional paid-in capital							$ 93,691,000	$ 69,505,000
Convertible Loan [Member]
Loans And Fair Value Measurement [Line Items]
Annual interest rate							10.00%
Bank Loan [Member]
Loans And Fair Value Measurement [Line Items]
Annual interest rate							1.75%
Principle amount of bank loan							$ 376,000			₪ 1,200
Effective interest rate							7.25%			7.25%
Loans from Interested Party [Member]
Loans And Fair Value Measurement [Line Items]
Outstanding loan principal amount		$ 269,000	₪ 1,000
2025 Loan [Member]
Loans And Fair Value Measurement [Line Items]
Conversion price | (per share)	$ 9.9													₪ 32.87
Trading days	14
Loan amount (in New Shekels) | ₪										₪ 1,000
Converted shares (in Shares) | shares							30,419
Additional paid-in capital							$ 0
Professor Michel Revel [Member]
Loans And Fair Value Measurement [Line Items]
Principle amount of bank loan								1,055,000								₪ 3,410
Capital reserve							164,000	118,000
Professor Michel Revel [Member] | Loans from Interested Party [Member]
Loans And Fair Value Measurement [Line Items]
Principle amount of bank loan								860,000
Convertible Loan Agreement [Member]
Loans And Fair Value Measurement [Line Items]
Aggregate investment						$ 1,700,000
Bank Loan Agreement [Member]
Loans And Fair Value Measurement [Line Items]
Capital reserve							$ 21,000	$ 28,000	$ 53,000
Alpha Capital Anstalt [Member]
Loans And Fair Value Measurement [Line Items]
Loan received						1,200,000
Outstanding loan principal amount				$ 1,200,000
Accrued interest				$ 209,644
Warrants issued (in Shares) | shares				860,038
Total cash exercise price													$ 1,424,000
Alpha Capital Anstalt [Member] | Ordinary Shares [Member]
Loans And Fair Value Measurement [Line Items]
Ordinary shares issued (in Shares) | shares				811,148
Mr. Julian Ruggieri [Member]
Loans And Fair Value Measurement [Line Items]
Loan received						$ 500,000
Warrants shares (in Shares) | shares				359,900	359,900										359,900
Exercise price of warrant (in Dollars per share) | $ / shares					$ 1.84
Aggregate cash exercise price				$ 726,000											$ 726,000
Mr. Julian Ruggieri [Member] | Convertible Loan [Member]
Loans And Fair Value Measurement [Line Items]
Outstanding loan principal amount					$ 560,000
Mr. Julian Ruggieri [Member] | Ordinary Shares [Member]
Loans And Fair Value Measurement [Line Items]
Ordinary shares issued (in Shares) | shares					316,185
Capital Asset Pricing Model [Member] | Bank Loan [Member]
Loans And Fair Value Measurement [Line Items]
Annual interest rate							21.00%			21.00%
NIS [Member]
Loans And Fair Value Measurement [Line Items]
Translated at exchange rate				3.259
USD [Member]
Loans And Fair Value Measurement [Line Items]
Translated at exchange rate				3.259